Income Tax Expense	12 Months Ended
Dec. 31, 2023
Major components of tax expense (income) [abstract]
Income Tax Expense
38. INCOME TAX EXPENSE

(1)	Details of income tax expenses are as follows (Unit: Korean Won in millions):

	For the years ended December 31
	2021	2022	2023
Current tax expense
Current tax expense with respect to the current period	884,843	1,332,636	689,395
Adjustments recognized in the current period in relation to the tax expense of prior periods	2,074	(13,982)	(22,825)
Income tax expense directly attributable to other equity	—	7,852	5,039

Sub-total	886,917	1,326,506	671,609

Deferred tax expense
Change in deferred tax assets (liabilities) due to temporary differences	15,672	(217,805)	442,852
Income tax expense (income) directly attributable to equity	22,177	68,802	(224,668)

Others	—	993	766

Sub-total	37,849	(148,010)	218,950

Income tax expense	924,766	1,178,496	890,559

(2)	Income tax expense reconciled to net income before income tax expense is as follows (Unit: Korean Won in millions):

	For the years ended December 31
	2021	2022	2023
Net income before income tax expense	3,687,045	4,547,570	3,517,453
Tax calculated at statutory tax rate (*1)(*2)	942,991	1,171,389	859,608
Adjustments:
Effect of income that is exempt from taxation	(41,335)	(73,488)	(37,500)
Effect of expenses that are not deductible in determining taxable income	18,933	26,793	12,163
Adjustments recognized in the current period in relation to the current tax of prior periods	3,078	(14,088)	(22,456)
Others	1,099	67,890	78,744

Sub-total	(18,225)	7,107	30,951

Income tax expense	924,766	1,178,496	890,559

Effective tax rate	25.10%	25.90%	25.32%

(*1)
The applicable income tax rate of prior fiscal years
: 11% up to 200 million Won in tax basis, 22% over 200 million Won to 20 billion Won, 24.2% over 20 billion Won to 300 billion Won and 27.5% over 300 billion Won.

(*2)	The applicable income tax rate: 9.9% up to 200 million Won in tax basis, 20.9% over 200 million Won to 20 billion Won, 23.1% over 20 billion Won to 300 billion Won and 26.4% over 300 billion Won.

(3)	Changes in deferred tax assets and liabilities for the years ended December 31, 2021, 2022 and 2023, are as follows (Unit: Korean Won in millions):

	For the year ended December 31, 2021
	Beginning balance	Recognized as income (expense)	Recognized as other comprehensive income (expense)	Ending Balance
Gain (loss) on financial assets	276,495	(57,187)	54,048	273,356
Gain on valuation using the equity method of accounting	33,597	(17,282)	(1,055)	15,260
Gain (loss) on valuation of derivatives	(142,352)	(6,755)	(698)	(149,805)
Accrued income	(66,228)	(16,254)	—	(82,482)
Provision for loan losses	(46,495)	11,870	—	(34,625)
Loan and receivables written off	8,221	23	—	8,244
Loan origination costs and fees	(170,196)	(24,267)	—	(194,463)
Defined benefit liability	442,007	32,890	(25,282)	449,615
Deposits with employee retirement insurance trust	(424,906)	(7,291)	196	(432,001)
Provision for guarantee	9,485	(2,061)	—	7,424
Other provision	85,173	15,398	—	100,571
Others (*)	(118,964)	24,193	(5,032)	(99,803)

Net deferred tax assets	(114,163)	(46,723)	22,177	(138,709)

(*)	Among the deferred tax assets and liabilities classified as ‘Others,’ the deferred tax asset arising from unused tax losses amounts to 8,838 million Won.

	For the year ended December 31, 2022
	Beginning balance	Business combination	Recognized as income (expense)	Recognized as other comprehensive income (expense)	Ending Balance
Gain (loss) on financial assets	273,356	—	(55,410)	155,199	373,145
Gain on valuation using the equity method of accounting	15,260	—	11,139	(5,844)	20,555
Gain (loss) on valuation of derivatives	(149,805)	—	159,664	758	10,617
Accrued income	(82,482)	—	(7,848)	—	(90,330)
Provision for loan losses	(34,625)	—	14,520	—	(20,105)
Loan and receivables written off	8,244	—	(318)	—	7,926
Loan origination costs and fees	(194,463)	—	25,370	—	(169,093)
Defined benefit liability	449,615	—	15,760	(95,590)	369,785
Deposits with employee retirement insurance trust	(432,001)	—	(18,437)	216	(450,222)
Provision for guarantee	7,424	—	904	—	8,328
Other provision	100,571	—	(13,342)	—	87,229
Others (*)	(99,803)	(1,473)	16,878	14,063	(70,335)

Net deferred tax assets	(138,709)	(1,473)	148,880	68,802	77,500

(*)	Among the deferred tax assets and liabilities classified as ‘Others,’ the deferred tax asset arising from unused tax losses amounts to 3,536 million Won.

	For the year ended December 31, 2023
	Beginning balance	Business combination	Recognized as income (expense)	Recognized as other comprehensive income (expense)	Ending Balance
Gain (loss) on financial assets	373,145	—	(272,072)	(258,467)	(157,394)
Gain on valuation using the equity method of accounting	20,555	—	(35,357)	4,430	(10,372)
Gain (loss) on valuation of derivatives	10,617	—	24,869	326	35,812
Accrued income	(90,330)	—	(42,608)	—	(132,938)
Provision for loan losses	(20,105)	—	61,093	—	40,988
Loan and receivables written off	7,926	—	1,846	—	9,772
Loan origination costs and fees	(169,093)	—	(4,324)	—	(173,417)
Defined benefit liability	369,785	—	29,308	28,172	427,265
Deposits with employee retirement insurance trust	(450,222)	—	(50,044)	548	(499,718)
Provision for guarantee	8,328	—	(54)	—	8,274
Other provision	87,229	—	91,888	—	179,117
Others (*)	(70,335)	(11,593)	(22,729)	323	(104,334)

Net deferred tax assets	77,500	(11,593)	(218,184)	(224,668)	(376,945)

(*)	Among the deferred tax assets and liabilities classified as ‘Others,’ the deferred tax asset arising from unused tax losses amounts to 1,998 million Won.

(4)	Unrealizable temporary differences are as follows (Unit: Korean Won in millions):

	December 31, 2022	December 31, 2023
Deductible temporary differences	330,376	313,565
Tax loss carry forward	49,405	16,823
Taxable temporary differences	(8,898,834)	(9,138,085)

Total	(8,519,053)	(8,807,697)

No deferred income tax asset has been recognized for the deductible temporary difference of 302,214 million Won associated with investments in subsidiaries as of December 31, 2023, because it is not probable that the temporary differences will be reversed in the foreseeable future. Also, no deferred income tax asset has been recognized for the other
 11,912
million Won due to the uncertainty of its feasibility in the future.
No deferred income tax liability has been recognized for the taxable temporary difference of 9,138,085 million Won associated with investment in subsidiaries as of December 31, 2023, due to the following reasons:

•	The Group is able to control the timing of the reversal of the temporary difference.

•	It is probable that the temporary difference will not be reversed in the foreseeable future.
As of December 31, 2023, the expected extinctive date of tax loss carry forward that are not recognized as deferred tax assets are as follows (Unit: Korean Won in millions):

	1 year or less	1–2 years	2–3 years	More than 3 years
Tax loss carry forward	16,823	—	—	—

(5)	Details of accumulated deferred tax charged directly to other equity are as follows (Unit: Korean Won in millions):

	December 31, 2022	December 31, 2023
Gain(loss) on valuation of financial assets at FVTOCI	213,876	(44,591)
Gain(loss) on valuation of equity method investments	(3,766)	664
Gain on foreign currency translation of foreign operations	9,938	10,261
Gain on valuation of hedge accounting of the net investment in foreign operations	9,815	14,854
Remeasurements of the defined benefit plan	(20,584)	8,136
Gain(loss) on derivatives designated as cash flow hedge	(86)	240

Total	209,193	(10,436)

(6)	Current tax assets and liabilities are as follows (Unit: Korean Won in millions):

	December 31, 2022	December 31, 2023
Current tax assets	53,274	203,542
Current tax liabilities	843,555	103,655